Pensions and Other Post Employment Benefit Plans - Changes in Present Value of Defined Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation at 1 January	SFr (6,494)
Interest cost	(149)	SFr (31)
Current service cost	(391)	(446)
Administrative expenses	(7)	(6)
Impact of plan changes		37
Actuarial gain on obligation	(738)	718
Defined benefit obligation at December 31,	(9,930)	(6,494)
Present Value of Defined Benefit Obligation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation at 1 January	(6,494)	(5,666)
Interest cost	(149)	(31)
Current service cost	(391)	(446)
Administrative expenses	(7)	(6)
Contributions paid by participants	(3,710)	(1,686)
Employees' contributions	(247)	(185)
Benefits paid from plan assets	1,806	770
Impact of plan changes		37
Actuarial gain on obligation	(738)	718
Defined benefit obligation at December 31,	SFr (9,930)	SFr (6,494)